Net investment in sublease	12 Months Ended
Dec. 31, 2020
Net investment in sublease
Net investment in sublease

7.            Net investment in sublease

The Company entered into an agreement to sublease its office space in Los Angeles, USA, with effect from February 1, 2020. The Company has classified the sublease as a finance lease as the term of the sublease is for major part of the economic life of the right-of-use asset arising from the head lease. At the commencement date of the sublease, the Company derecognized the right-of-use asset relating to the head lease that it transferred to the sub-lessee and recognized the net investment in the sub-lease. The term of the sublease expires on August 21, 2021.

During the year ended December 31, 2020, the Company provided rent relief to a sub-lessee from August to the expiry date on August 21, 2021. Accordingly, the Company has recognized $62,935 of lease modification loss in relation to the net investment in sublease.

As at December 31, 2021, the contractual undiscounted cash flows related to subleases were as follows:

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
	receivable	income	receivable
Less than one year	$40,000	$1,459	$38,541
Between one and five years	—	—	—
Net investment in sublease	$40,000	$1,459	$38,541